Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,397,160	0	0	0	0
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 70.05	$ 0	$ 0	$ 0	$ 0